Investments (Consolidated Variable Interest Entities) (Details) - USD ($) $ in Millions	Dec. 31, 2015	Dec. 31, 2014
Variable Interest Entity [Line Items]
Total Assets	$ 6,101	$ 6,323
Total Liabilities	2,141	2,169
MRSC (collateral financing arrangement (primarily securities))
Variable Interest Entity [Line Items]
Total Assets	3,374	3,471
Total Liabilities	0	0
Operating joint venture
Variable Interest Entity [Line Items]
Total Assets	2,465	2,405
Total Liabilities	2,079	1,999
CSEs (assets (primarily loans) and liabilities (primarily debt))
Variable Interest Entity [Line Items]
Total Assets	186	297
Total Liabilities	62	155
Other
Variable Interest Entity [Line Items]
Total Assets	76	150
Total Liabilities	$ 0	$ 15